RETIREMENT BENEFIT PLANS	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
RETIREMENT BENEFIT PLANS	RETIREMENT BENEFIT PLANS
a.Defined contribution plans
The plan under the R.O.C. Labor Pension Act (the “Act”) is deemed a defined contribution plan.
Pursuant to the Act, TSMC and VisEra Tech have made monthly contributions equal to 6% of each employee’s monthly salary to employees’ pension accounts. Furthermore, TSMC North America,
TSMC Europe, TSMC Japan, TSMC JDC, TSMC 3DIC, TSMC China, TSMC Nanjing, TSMC
Arizona, JASM, ESMC, TSMC Technology and TSMC Canada also make monthly contributions at certain percentages of the basic salary of their employees. Accordingly, the Company recognized expenses of NT$5,365.5 million, NT$5,932.2 million and NT$6,707.5 million for the years ended
December 31, 2023, 2024 and 2025, respectively.
b.Defined benefit plans
TSMC has defined benefit plans under the R.O.C. Labor Standards Law that provide benefits based on an employee’s length of service and average monthly salary for the six-month period prior to retirement. The Company contributes an amount equal to 2% of salaries paid each month to their respective pension funds (the Funds), which are administered by the Labor Pension Fund
Supervisory Committee (the Committee) and deposited in the Committee’s name in the Bank of
Taiwan. Before the end of each year, the Company assesses the balance in the Funds. If the amount of the balance in the Funds is inadequate to pay retirement benefits for employees who conform to retirement requirements in the next year, the Company is required to fund the difference in one appropriation that should be made before the end of March of the next year. The Funds are operated and managed by the government’s designated authorities; as such, the Company does not have any right to intervene in the investments of the Funds.
Amounts recognized in respect of these defined benefit plans were as follows:

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Current service cost	$139.1	$153.0	$150.5
Net interest expense	142.3	122.7	106.3
Components of defined benefit costs recognized in profit or loss	281.4	275.7	256.8
Remeasurement on the net defined benefit liability:
Return on plan assets (excluding amounts included in net interest expense)	(16.2)	(774.6)	(764.2)
			(Continued)

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Actuarial loss arising from experience adjustments	$68.3	$911.7	$539.5
Actuarial loss arising from changes in demographic assumptions	-	-	581.5
Actuarial (gain) loss arising from changes in financial assumptions	571.3	(281.5)	336.5
Components of defined benefit costs recognized in other comprehensive income	623.4	(144.4)	693.3

Total	$904.8	$131.3	$950.1
			(Concluded)
The pension costs of the aforementioned defined benefit plans were recognized in profit or loss by the following categories:

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Cost of revenue	$182.3	$178.5	$169.1
Research and development expenses	76.1	75.3	69.5
General and administrative expenses	19.3	18.4	15.1
Marketing expenses	3.7	3.5	3.1

	$281.4	$275.7	$256.8
The amounts arising from the defined benefit obligation of the Company were as follows:

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)
Present value of defined benefit obligation	$18,332.2	$19,339.1
Fair value of plan assets	(10,751.5)	(13,326.8)

Net defined benefit liability	$7,580.7	$6,012.3
Movements in the present value of the defined benefit obligation were as follows:

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Balance, beginning of year	$17,484.0	$17,995.1	$18,332.2
Current service cost	139.1	153.0	150.5
Interest expense	304.0	242.8	281.1
Remeasurement:
Actuarial loss arising from experience adjustments	68.3	911.7	539.5
Actuarial (gain) loss arising from changes in financial assumptions	571.3	(281.5)	336.5
Actuarial loss arising from changes in demographic assumptions	-	-	581.5
Benefits paid from plan assets	(556.5)	(679.1)	(803.3)
Benefits paid directly by the Company	(15.1)	(9.8)	(78.9)

Balance, end of year	$17,995.1	$18,332.2	$19,339.1
Movements in the fair value of the plan assets were as follows:

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Balance, beginning of year	$8,162.9	$8,737.9	$10,751.5
Interest income	161.7	120.1	174.8
Remeasurement:
Return on plan assets (excluding amounts included in net interest expense)	16.2	774.6	764.2
Contributions from employer	953.6	1,798.0	2,439.7
Benefits paid from plan assets	(556.5)	(679.1)	(803.4)

Balance, end of year	$8,737.9	$10,751.5	$13,326.8
The fair value of the plan assets by major categories at the end of reporting period was as follows:

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)
Cash	$1,569.7	$1,652.5
Equity instruments	6,245.6	8,224.0
Debt instruments	2,936.2	3,450.3
	$10,751.5	$13,326.8
The actuarial valuations of the present value of the defined benefit obligation were carried out by qualified actuaries. The principal assumptions of the actuarial valuation were as follows:

	Measurement Date
	December 31, 2024	December 31, 2025

Discount rate	1.60%	1.40%
Future salary increase rate	4.00%	4.00%
Through the defined benefit plans under the R.O.C. Labor Standards Law, the Company is exposed to the following risks:
1)Investment risk: The pension funds are invested in equity and debt securities, bank deposits, etc. The investment is conducted at the discretion of the government’s designated authorities or under the mandated management. However, under the R.O.C. Labor Standards Law, the rate of return on assets shall not be less than the average interest rate on a two-year time deposit published by the local banks and the government is responsible for any shortfall in the event that the rate of return is less than the required rate of return.
2)Interest risk: A decrease in the government bond interest rate will increase the present value of the defined benefit obligation; however, this will be partially offset by an increase in the return on the debt investments of the plan assets.
Assuming a hypothetical decrease in interest rate at the end of the reporting period contributed to a decrease of 0.5% (and not below -%) in the discount rate and all other assumptions were held constant, the present value of the defined benefit obligation would increase by NT$717.5 million and NT$883.7 million as of December 31, 2024 and 2025, respectively.
3)Salary risk: The present value of the defined benefit obligation is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the present value of the defined benefit obligation.
Assuming the expected salary rate increases by 0.5% at the end of the reporting period and all other assumptions were held constant, the present value of the defined benefit obligation would increase by NT$697.7 million and NT$857.3 million as of December 31, 2024 and 2025, respectively.
The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.
Furthermore, in presenting the above sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of the reporting period, which is the same as that applied in calculating the defined benefit obligation liability.
The Company expects to make contributions of NT$2,537.3 million to the defined benefit plans in the next year starting from December 31, 2025. The weighted average duration of the defined benefit obligation is 9 years.